INTANGIBLE ASSETS - Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Balance at the beginning of the year	$ 1,063	$ 12,203	$ 13,210
Addition	2,064	45
Amortization expense	(1,287)	(1,211)	(1,347)
Impairment		(8,724)
Foreign currency translation adjustment	(1)	(1,250)	340
Balance at the ending of the year	$ 1,839	$ 1,063	$ 12,203